Portfolio of Investments
Columbia Acorn® Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 4.7%
Entertainment 4.0%
Live Nation Entertainment, Inc.(a) Live concerts and ticket sales	595,434	39,501,092
Madison Square Garden Co. (The), Class A(a) Sports, entertainment and media	71,000	18,709,920
Take-Two Interactive Software, Inc.(a) Interactive entertainment software games and accessories	382,000	47,879,880
World Wrestling Entertainment, Inc., Class A Media and entertainment company	250,000	17,787,500
Zynga, Inc., Class A(a) Social gaming company	6,355,000	36,986,100
Total		160,864,492
Media 0.7%
Cable One, Inc. Cable company	22,849	28,668,640
Total Communication Services		189,533,132
Consumer Discretionary 15.7%
Auto Components 1.2%
Dorman Products, Inc.(a) Automotive products and home hardware	614,883	48,907,794
Distributors 0.7%
Pool Corp. Swimming pool supplies, equipment and leisure products	139,037	28,043,763
Diversified Consumer Services 3.5%
Adtalem Global Education, Inc.(a) Higher education institutions	581,823	22,161,638
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	233,973	35,680,882
Chegg, Inc.(a) Online educational platform	788,548	23,617,013
Grand Canyon Education, Inc.(a) Online post secondary education	607,287	59,635,583
Total		141,095,116
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 3.5%
Dunkin’ Brands Group, Inc. Quick service restaurants serving hot and cold coffee and baked goods	301,422	23,920,850
Extended Stay America, Inc. Hotels and motels	1,390,793	20,361,209
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	600,473	31,536,842
Vail Resorts, Inc. Operates resorts globally	290,060	66,006,054
Total		141,824,955
Household Durables 2.5%
Helen of Troy Ltd.(a) Brand-name hair and comfort products	197,547	31,145,260
iRobot Corp.(a) Manufactures robots for cleaning	92,130	5,681,657
NVR, Inc.(a) Builds and markets homes and conducts mortgage banking activities	7,890	29,329,892
Skyline Champion Corp.(a) Factory-built housing	1,119,405	33,682,896
Total		99,839,705
Specialty Retail 3.6%
Five Below, Inc.(a) Specialty value retailer	214,333	27,027,392
Monro, Inc. Automotive undercar repair and tire services	263,523	20,820,952
Tractor Supply Co. Retail farm store chain	567,948	51,365,217
Williams-Sonoma, Inc. Cooking & serving equipment and home furnishings	685,000	46,566,300
Total		145,779,861
Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc. Markets baby and young children’s apparel	330,200	30,117,542
Total Consumer Discretionary		635,608,736
Consumer Staples 1.8%
Food & Staples Retailing 0.5%
BJ’s Wholesale Club Holdings, Inc.(a) Warehouse club	875,000	22,636,250
Columbia Acorn® Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.3%
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	285,534	52,406,910
Total Consumer Staples		75,043,160
Energy 0.8%
Oil, Gas & Consumable Fuels 0.8%
Diamondback Energy, Inc. Independent oil and natural gas company	356,816	32,081,327
Total Energy		32,081,327
Financials 7.6%
Banks 1.9%
BOK Financial Corp. Multi-bank holding company	290,911	23,025,605
OFG Bancorp Holding company for Oriental Bank	1,123,000	24,593,700
SVB Financial Group(a) Holding company for Silicon Valley Bank	144,722	30,239,662
Total		77,858,967
Capital Markets 2.5%
Ares Management Corp., Class A Asset management firm	1,477,000	39,598,370
Houlihan Lokey, Inc. Investment bank	398,342	17,965,224
Raymond James Financial, Inc. Financial services to individuals, corporations, and municipalities	382,123	31,509,863
Virtu Financial, Inc. Class A Technology-enabled market maker and liquidity provider	616,825	10,091,257
Total		99,164,714
Consumer Finance 0.6%
Credit Acceptance Corp.(a) Funding, receivables management, collection, sales training, and related services to automobile dealers	54,613	25,193,523
Insurance 2.0%
Assured Guaranty Ltd. Financial guaranty insurance and reinsurance coverage	410,000	18,228,600
Primerica, Inc. Distributes financial products to middle income households	505,212	64,278,123
Total		82,506,723
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.6%
Walker & Dunlop, Inc. Commercial real estate financial services	410,000	22,931,300
Total Financials		307,655,227
Health Care 22.1%
Biotechnology 8.0%
ACADIA Pharmaceuticals, Inc.(a) Small molecule drugs for central nervous system disorders	660,000	23,753,400
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	918,362	29,754,929
Anika Therapeutics, Inc.(a),(b) Integrated orthopedic medicines company	394,672	21,663,546
Argenx SE, ADR(a) Anitbody based therapies	127,978	14,584,373
Exact Sciences Corp.(a) Developing and commercializing a test for the early detection and prevention of colorectal cancer	586,950	53,042,671
Fate Therapeutics, Inc.(a) Biotechnology services	1,120,000	17,393,600
Insmed, Inc.(a) Biopharmaceuticals focused on rare diseases	1,535,000	27,077,400
MacroGenics, Inc.(a) Treatments for autoimmune disorders, cancer and infectious diseases	1,725,000	22,011,000
Sage Therapeutics, Inc.(a) Treatments for central nervous system disorders	249,294	34,973,455
Seattle Genetics, Inc.(a) Monoclonal antibody-based drugs to treat cancer and related diseases	925,000	78,995,000
Total		323,249,374
Health Care Equipment & Supplies 6.5%
Globus Medical, Inc., Class A(a) Medical device company	630,000	32,205,600
Insulet Corp.(a) Insulin infusion systems	270,000	44,531,100
iRhythm Technologies, Inc.(a) Medical instruments	45,853	3,398,166
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	447,452	66,576,383
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	201,689	27,125,154
STERIS PLC Infection prevention products	291,209	42,076,788

2	Columbia Acorn® Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	68,395	2,894,476
Varian Medical Systems, Inc.(a) Medical equipment	385,596	45,920,628
Total		264,728,295
Health Care Providers & Services 4.7%
Chemed Corp. Hospice and palliative care services	180,488	75,366,374
Encompass Health Corp. Inpatient rehabilitative healthcare services	647,630	40,982,027
Laboratory Corp. of America Holdings(a) Clinical laboratory tests	292,092	49,071,456
LHC Group, Inc.(a) Post-acute healthcare services	207,075	23,515,437
Total		188,935,294
Life Sciences Tools & Services 1.7%
Bio-Techne Corp. Biotechnology products and clinical diagnostic controls	157,802	30,877,118
Pra Health Sciences, Inc.(a) Global contract research organization	365,262	36,244,948
Total		67,122,066
Pharmaceuticals 1.2%
Horizon Therapeutics PLC(a) Biopharmaceuitcal therapies	1,861,457	50,687,474
Total Health Care		894,722,503
Industrials 14.9%
Aerospace & Defense 1.8%
Curtiss-Wright Corp. Precision components and systems	311,000	40,234,070
HEICO Corp., Class A Aerospace products and services	323,272	31,457,598
Total		71,691,668
Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc. Global logistics company	624,237	46,374,567
Building Products 1.4%
Allegion PLC Security products and solutions	542,420	56,221,833
Commercial Services & Supplies 0.7%
Unifirst Corp. Workplace uniforms and protective clothing	138,000	26,926,560
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.0%
Graco, Inc. Technology for the management of fluids in industrial and commercial applications	612,836	28,214,969
ITT, Inc. Engineered components & customized technology solutions	751,568	45,988,446
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	134,721	19,704,294
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	219,198	16,615,208
SPX Corp.(a) Engineered products and technologies	801,946	32,085,860
Toro Co. (The) Turf equipment	483,510	35,441,283
Woodward, Inc. Energy control systems and components for aircraft, industrial engines and turbines	237,474	25,606,821
Total		203,656,881
Professional Services 1.2%
Exponent, Inc. Science and engineering consulting firm	448,000	31,315,200
ICF International, Inc. Management, technology, policy consulting, and implementation services	223,021	18,838,584
Total		50,153,784
Road & Rail 1.3%
JB Hunt Transport Services, Inc. Logistics services	240,380	26,598,047
Old Dominion Freight Line, Inc. Inter-regional and multi-regional motor carrier	143,890	24,456,983
Total		51,055,030
Trading Companies & Distributors 2.4%
Air Lease Corp. Aircraft leasing company	560,000	23,419,200
HD Supply Holdings, Inc.(a) Industrial distributor	515,000	20,175,125
SiteOne Landscape Supply, Inc.(a) Landscape supplies	349,614	25,878,429
Watsco, Inc. Air conditioning, heating, and refrigeration equipment	167,628	28,359,305
Total		97,832,059
Total Industrials		603,912,382

Columbia Acorn® Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 25.5%
Electronic Equipment, Instruments & Components 3.1%
CDW Corp. IT products and services	444,872	54,826,025
Cognex Corp. Machine vision systems	415,683	20,422,506
Dolby Laboratories, Inc., Class A Audio signal processing systems	280,000	18,099,200
ePlus, Inc.(a) Provides IT hardware, software and services	424,122	32,271,443
Total		125,619,174
IT Services 8.4%
Black Knight, Inc.(a) Integrated technology, work flow automation, data and analytic solutions	800,103	48,854,289
Booz Allen Hamilton Holdings Corp. Technology consulting services to the U.S. government in the defense, intelligence, and civil markets	963,985	68,462,215
EPAM Systems, Inc.(a) Provides software development, outsourcing services, e-business, enterprise relationship management and content management solutions	382,412	69,721,356
Jack Henry & Associates, Inc. Integrated computer systems	186,500	27,223,405
LiveRamp Holdings, Inc.(a) Marketing technology company	942,659	40,496,630
Okta, Inc.(a) Internet applications software	330,000	32,491,800
Science Applications International Corp. Scientific, Engineering and technology consulting services	348,200	30,415,270
Wix.com Ltd.(a) Web platform	186,500	21,772,010
Total		339,436,975
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.7%
Brooks Automation, Inc. Automation solutions for the global semiconductor and related industries	822,098	30,442,289
Inphi Corp.(a) Analog semiconductor solutions	287,001	17,521,411
MKS Instruments, Inc. Instruments and components used to control and analyze gases in semiconductor manufacturing	463,142	42,738,744
Semtech Corp.(a) Analog and mixed-signal semiconductors	534,301	25,972,371
Silicon Laboratories, Inc.(a) Semiconductor company	320,048	35,637,345
Total		152,312,160
Software 10.3%
Alteryx, Inc., Class A(a) Data storage, retrieval, management, reporting, and analytics solutions	269,404	28,942,072
Anaplan, Inc.(a) Cloud platform for business applications	775,000	36,425,000
ANSYS, Inc.(a) Software solutions for design analysis and optimization	114,117	25,260,939
Aspen Technology, Inc.(a) Process optimization software, products and services	279,600	34,413,168
Blackline, Inc.(a) Develops and markets enterprise software	849,805	40,629,177
Cadence Design Systems, Inc.(a) Software technology, design and consulting services and technology	295,340	19,516,067
CyberArk Software Ltd.(a) IT security solutions	427,377	42,660,772
j2 Global, Inc. Cloud-based communications and storage messaging services	410,000	37,236,200
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	440,989	15,730,078
Paylocity Holding Corp.(a) Cloud-based payroll and human capital management	434,328	42,381,726
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	301,395	23,771,024
Qualys, Inc.(a) Information technology security risk and compliance management solutions	479,881	36,264,607

4	Columbia Acorn® Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a) Electronic design automation solutions	129,363	17,755,072
Zscaler, Inc.(a) Cloud-based internet security platform	327,600	15,482,376
Total		416,468,278
Total Information Technology		1,033,836,587
Materials 1.4%
Containers & Packaging 1.4%
Avery Dennison Corp. Pressure-sensitive materials and a variety of tickets, tags and labels	339,125	38,514,426
Sealed Air Corp. Packaging and performance-based materials and equipment	476,000	19,758,760
Total		58,273,186
Total Materials		58,273,186
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITS) 0.7%
Lamar Advertising Co., Class A Outdoor advertising structures	315,188	25,823,353
Real Estate Management & Development 2.6%
Colliers International Group, Inc. Commercial real estate, residential property management and property services	635,374	47,684,819
FirstService Corp. Real estate services	217,000	22,257,690
Jones Lang LaSalle, Inc. Real estate and investment management services	260,256	36,191,199
Total		106,133,708
Total Real Estate		131,957,061
Total Common Stocks (Cost: $3,114,200,138)		3,962,623,301

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	94,290,533	94,281,104
Total Money Market Funds (Cost: $94,281,104)		94,281,104
Total Investments in Securities (Cost $3,208,481,242)		4,056,904,405
Other Assets & Liabilities, Net		(2,180,435)
Net Assets		$4,054,723,970

Columbia Acorn® Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Anika Therapeutics, Inc. ‡,†
	—	922,672	(528,000)	394,672	8,011,422	—	—	—
Central Garden & Pet Co. †
	683,522	—	(683,522)	—	(7,870,504)	2,815,890	—	—
Columbia Short-Term Cash Fund, 2.073%
	41,013,366	1,238,886,722	(1,185,609,555)	94,290,533	(2,252)	—	1,603,272	94,281,104
Total of Affiliated Transactions					138,666	2,815,890	1,603,272	94,281,104

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Acorn® Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Acorn International®, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Australia 4.1%
carsales.com Ltd. Automotive & related industry websites	3,033,523	31,341,035
Cleanaway Waste Management Ltd. Waste management services	11,545,503	15,210,848
Evolution Mining Ltd. Gold exploration	3,469,000	10,583,870
National Storage REIT Owns self storage facilities	19,549,881	23,690,902
Star Entertainment Group Ltd. (The) Casinos and hotels	8,192,000	24,125,111
Total		104,951,766
Belgium 0.3%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	110,173	7,641,201
Brazil 2.7%
Localiza Rent a Car SA Rents automobiles	1,685,200	18,438,054
Notre Dame Intermedica Participacoes SA Managed health care services	1,086,000	14,244,937
Sul America SA Full service insurance company	1,596,400	18,338,650
TOTVS SA Software solutions	1,333,000	18,530,687
Total		69,552,328
Cambodia 1.5%
NagaCorp Ltd. Leisure and tourism company	24,490,000	38,304,326
Canada 7.0%
Agnico Eagle Mines Ltd. Gold producer	239,000	12,808,242
CAE, Inc. Training solutions based on simulation technology and integrated training services	1,381,934	35,110,313
CCL Industries, Inc. Manufacturing services and specialty packaging products for the non-durable consumer products market	1,525,004	61,513,540
CES Energy Solutions Corp. Oil and natural gas industry	7,381,235	11,421,317
Osisko Gold Royalties Ltd. Precious metal royalty and stream company	1,261,119	11,717,836
Common Stocks (continued)
Issuer	Shares	Value ($)
Parex Resources, Inc.(a) Oil and gas exploration and production	860,700	13,188,067
Seven Generations Energy Ltd.(a) Oil and gas resources	2,823,500	17,944,575
Winpak Ltd. Packaging materials and machines for the protection of perishables	446,289	14,784,786
Total		178,488,676
China 1.4%
New Oriental Education & Technology Group, Inc., ADR(a) Educational services	217,614	24,102,927
Shenzhou International Group Holdings Ltd. Manufactures and processes textiles	971,000	12,666,989
Total		36,769,916
Cyprus 0.1%
TCS Group Holding PLC, GDR(b) Online retail financial services	91,057	1,593,497
Denmark 2.2%
SimCorp AS Global provider of highly specialised software for the investment management industry	648,852	56,987,750
France 0.7%
Akka Technologies High-technology engineering consulting services	249,511	17,183,313
Germany 7.7%
Corestate Capital Holding SA(a) Real estate investment company	396,300	14,599,819
Eckert & Ziegler Strahlen- und Medizintechnik AG Equipment for the pharmaceutical industry	67,593	11,466,157
Hypoport AG(a) Technology service provider	46,338	11,534,414
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	132,412	35,184,183
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	689,880	35,152,134
Rational AG Food preparation appliances/processors and kitchen accessories	60,502	43,385,692
Stroeer SE & Co. KGaA Digital multi-channel media company	334,150	25,442,027
Columbia Acorn International® | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Varta AG(a) Manufactures and markets a wide range of industrial, commercial and miniaturized batteries	206,560	20,378,270
Total		197,142,696
Hong Kong 0.8%
Value Partners Group Ltd. Independent, value oriented asset management group	9,871,000	4,978,855
Vitasoy International Holdings Ltd. Food and beverages	3,880,000	15,727,358
Total		20,706,213
India 2.1%
Cholamandalam Investment and Finance Co., Ltd. Financial services provider	3,352,635	14,574,449
GRUH Finance Ltd. Provides a range of home loans as well as insurance products	2,560,000	9,745,023
Havells India Ltd. Manufactures electrical products	1,266,099	12,843,926
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	4,499,278	16,866,343
Total		54,029,741
Ireland 1.2%
UDG Healthcare PLC Commercialisation solutions for health care companies	3,342,915	30,828,679
Italy 3.3%
Amplifon SpA Hearing aids	772,000	18,940,012
Davide Campari-Milano SpA Global producer & distributor of branded spirits, wines and soft drinks	1,409,760	12,734,283
Freni Brembo SpA(c) Braking systems and components	3,472,807	33,857,344
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	260,173	18,206,514
Total		83,738,153
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 21.5%
Aeon Credit Service Co., Ltd. Credit card company	1,028,300	15,547,693
Aeon Mall Co., Ltd. Large-scale shopping malls	1,780,700	28,173,019
Aica Kogyo Co., Ltd. Manufactures adhesives, melamine boards, and housing materials	398,100	11,789,812
Aruhi Corp.(c) Finance services	662,000	14,823,665
Azbil Corp. Provides measurement and control technologies	1,163,440	31,245,208
CyberAgent, Inc. Operates websites, internet advertising agency and creates PC and mobile contents	593,400	22,873,940
Daifuku Co., Ltd. Material handling equipment	280,000	14,567,303
Daiseki Co., Ltd. Waste Disposal & Recycling	451,700	11,620,250
Disco Corp. Abrasive and precision industrial machinery for cutting and grinding purposes	112,700	21,544,487
Fuji Oil Holdings, Inc. Specialty vegetable oils and fats	973,100	28,303,956
Glory Ltd. Vending machines, coin-operated lockers, money handling machines, and data processing terminals	635,500	17,861,710
Hikari Tsushin, Inc. Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	207,928	45,108,646
Hoshizaki Corp. Commercial Kitchen Equipment	190,000	14,977,030
Invesco Office J-REIT, Inc. Commercial and office buildings	72,000	14,324,968
KH Neochem Co., Ltd. Manufactures and sells petroleum chemical products	646,100	14,159,331
Mandom Corp. Cosmetic products for men and women	1,015,200	25,283,803
Milbon Co., Ltd. Hair Products for Salons	173,800	8,598,403
Miura Co., Ltd. Industrial boilers and related equipment	502,300	14,089,979
Nihon Unisys Ltd. Computers and peripheral equipment	545,000	17,616,001
NSD Co., Ltd. Computer software development	473,700	13,655,413

8	Columbia Acorn International® | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Persol Holdings Co., Ltd. Human resource solutions	846,800	16,095,013
Santen Pharmaceutical Co., Ltd. Ophthalmic medicine	1,252,400	21,886,449
SCSK Corp. IT services	326,000	15,341,548
Seiren Co., Ltd. Advertising services	797,000	9,207,258
Sekisui Chemical Co., Ltd. Unit residential houses in addition to parcels of land	1,336,300	20,795,611
Sohgo Security Services Co., Ltd. Around the clock security services	318,800	16,767,298
Solasto Corp. Medical related contract services	2,045,100	23,123,347
Ushio, Inc. Lamps and optical equipment	1,268,200	18,009,047
Valqua Ltd. Rubber, fiber and resin products	462,800	9,356,734
Yokogawa Electric Corp. Information technology solutions	827,000	15,196,719
Total		551,943,641
Malta 1.3%
Kindred Group PLC Online gambling services	5,549,333	32,389,173
Mexico 0.8%
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	141,379	21,560,297
Netherlands 2.3%
Aalberts NV Industrial services and flow control systems	559,127	22,141,968
Argenx SE, ADR(a) Anitbody based therapies	162,000	18,461,520
IMCD NV Specialty chemicals and food ingredients	255,000	18,844,617
Total		59,448,105
New Zealand 1.0%
Fisher & Paykel Healthcare Corp., Ltd. Heated humidification products and systems	2,400,000	26,040,176
Norway 0.2%
Atea ASA(a) Nordic and Baltic supplier of IT infrastructure	374,074	4,810,765
Philippines 0.5%
Universal Robina Corp. Branded consumer foods	4,106,730	12,358,182
Common Stocks (continued)
Issuer	Shares	Value ($)
Poland 0.5%
KRUK SA Debt collection services	341,762	12,903,111
Russian Federation 0.9%
TCS Group Holding PLC, GDR Online retail financial services	1,381,760	24,180,800
Singapore 1.6%
Mapletree Commercial Trust Singapore-focused real estate investment trust	13,481,300	22,347,999
Singapore Exchange Singapore’s Securities and derivatives exchange and clearing houses	3,049,200	18,706,961
Total		41,054,960
South Africa 1.0%
Clicks Group Ltd. Owns and operates chains of retail stores	663,564	9,419,586
PSG Group Ltd. Diversified financial services	1,240,770	17,300,573
Total		26,720,159
South Korea 4.2%
DoubleUGames Co., Ltd. Online and mobile games	447,574	20,661,200
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	314,135	23,343,361
Korea Investment Holdings Co., Ltd. Financial holding company	365,098	22,937,129
Korea Zinc Co. Ltd. Non-ferrous metal smelting	109,662	41,046,674
Total		107,988,364
Spain 0.5%
Befesa SA Waste recycling services	395,157	14,118,255
Sweden 4.4%
AddTech AB, Class B High-tech industrial components and systems	38,939	1,012,121
Dustin Group AB IT products and related services	464,356	3,712,446
Hexagon AB, Class B Design, measurement and visualisation technologies	1,072,561	51,665,358
Sectra AB, Class B(c) Medical and communication systems	265,000	8,732,531

Columbia Acorn International® | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	857,153	24,337,576
Trelleborg AB, Class B Manufactures and distributes industrial products	1,742,586	24,431,960
Total		113,891,992
Switzerland 2.9%
Belimo Holding AG, Registered Shares Manufactures heating, ventilation and air conditioning equipment	2,705	14,880,893
Inficon Holding AG Vacuum instruments used to monitor and control production processes	23,123	14,992,796
Kardex AG Storage, warehouse and materials handling systems	89,964	12,421,949
Partners Group Holding AG Global private markets asset management firm	41,616	31,959,274
Total		74,254,912
Taiwan 3.1%
Getac Technology Corp. Laptops	2,200,000	3,313,707
Gourmet Master Co., Ltd. Coffee & bakery cafes	892,656	4,114,704
Grape King Bio Ltd. Beverages, nutrition, pharmaceuticals, syrups and hair care products	1,228,000	7,320,309
Parade Technologies Ltd. Fabless semiconductor company	1,572,000	27,332,740
Silergy Corp. High performance analog integrated circuits	563,000	13,962,323
Sinbon Electronics Co., Ltd. Cable, connectors & modems	5,740,000	22,278,766
Total		78,322,549
Thailand 0.7%
Muangthai Capital PCL, Foreign Registered Shares Commercial lending company	9,048,400	16,881,280
United Kingdom 13.3%
Abcam PLC Research-grade antibodies via an online catalog	1,081,000	15,233,359
Ascential PLC Media and consultancy services	5,036,056	23,479,365
Croda International PLC Diverse range of chemicals and chemical products	464,133	27,725,401
Dechra Pharmaceuticals PLC International veterinary pharmaceuticals	801,027	27,266,674
Common Stocks (continued)
Issuer	Shares	Value ($)
GW Pharmaceuticals PLC, ADR(a) Cannabinoid prescription medicines	114,000	13,113,420
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	1,329,631	32,184,276
Intermediate Capital Group PLC Private equity firm	2,432,353	43,494,263
Rentokil Initial PLC Fully integrated facilities management and essential support services	6,901,043	39,677,098
Rightmove PLC Website that lists properties across Britain	6,931,860	46,902,581
Safestore Holdings PLC Self storage facilities	2,552,083	20,976,944
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	237,025	22,835,871
WH Smith PLC Retails books, magazines, newspapers, and periodicals	1,110,564	27,136,753
Total		340,026,005
United States 1.6%
Inter Parfums, Inc. Fragrances and related products	309,851	21,680,275
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	430,153	18,401,945
Total		40,082,220
Total Common Stocks (Cost: $1,873,352,850)		2,496,893,201

Preferred Stocks 0.4%
Issuer	Shares	Value ($)
Germany 0.4%
Sartorius AG Precision electronic equipment and components	65,063	11,861,658
Total Preferred Stocks (Cost: $6,358,215)		11,861,658

10	Columbia Acorn International® | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2019 (Unaudited)
Securities Lending Collateral 0.6%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.854%(d),(e)	14,637,453	14,637,453
Total Securities Lending Collateral (Cost: $14,637,453)		14,637,453

Money Market Funds 2.2%

Columbia Short-Term Cash Fund, 2.073%(d),(f)	55,524,025	55,518,473
Total Money Market Funds (Cost: $55,518,473)		55,518,473
Total Investments in Securities (Cost: $1,949,866,991)		2,578,910,785
Obligation to Return Collateral for Securities Loaned		(14,637,453)
Other Assets & Liabilities, Net		(1,111,577)
Net Assets		$2,563,161,755
At September 30, 2019, securities and/or cash totaling $2,060,600 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	362	12/2019	USD	34,361,040	—	(133,099)
MSCI Emerging Markets Index	166	12/2019	USD	8,315,770	—	(189,457)
Total					—	(322,556)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $1,593,497, which represents 0.06% of total net assets.
(c)	All or a portion of this security was on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $13,979,067.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	—	582,798,937	(527,274,912)	55,524,025	675	—	1,783,527	55,518,473
Columbia Acorn International® | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2019 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Acorn International® | Quarterly Report 2019

Portfolio of Investments
Columbia Acorn USA®, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.6%
Issuer	Shares	Value ($)
Consumer Discretionary 16.2%
Auto Components 3.9%
Dorman Products, Inc.(a) Automotive products and home hardware	67,718	5,386,290
LCI Industries Recreational vehicles and equipment	25,506	2,342,726
Visteon Corp.(a) Automotive systems, modules and components	39,412	3,253,066
Total		10,982,082
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.(a) Higher education institutions	9,612	366,121
Hotels, Restaurants & Leisure 6.0%
Churchill Downs, Inc. Horse racing company, home of the Kentucky Derby	30,065	3,711,675
Dave & Buster’s Entertainment, Inc. Venues that combine dining and entertainment for adults and families	80,301	3,127,724
Extended Stay America, Inc. Hotels and motels	304,496	4,457,821
Red Rock Resorts, Inc., Class A Casino & entertainment properties	166,206	3,374,813
Wendy’s Co. (The) Fast-food restaurants	129,591	2,589,228
Total		17,261,261
Household Durables 4.6%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	10,695	2,054,403
Helen of Troy Ltd.(a) Brand-name hair and comfort products	22,359	3,525,120
iRobot Corp.(a) Manufactures robots for cleaning	51,122	3,152,694
Skyline Champion Corp.(a) Factory-built housing	81,586	2,454,923
TopBuild Corp.(a) Insulation installation services	21,350	2,058,780
Total		13,245,920
Leisure Products 0.6%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	32,217	1,679,150
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.0%
Boot Barn Holdings, Inc.(a) Western and work gear	80,193	2,798,736
Total Consumer Discretionary		46,333,270
Consumer Staples 4.7%
Beverages 0.7%
Cott Corp. Route based service provider	150,360	1,874,989
Food & Staples Retailing 0.8%
BJ’s Wholesale Club Holdings, Inc.(a) Warehouse club	91,428	2,365,242
Food Products 0.5%
Calavo Growers, Inc. Avocados and other perishable foods	15,765	1,500,513
Household Products 1.5%
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	22,612	4,150,207
Personal Products 1.2%
Inter Parfums, Inc. Fragrances and related products	49,457	3,460,506
Total Consumer Staples		13,351,457
Energy 0.7%
Energy Equipment & Services 0.7%
Core Laboratories NV Reservoir description, production enhancement, and reservoir management services	39,496	1,841,303
Total Energy		1,841,303
Columbia Acorn USA® | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 12.0%
Banks 3.9%
Bank of NT Butterfield & Son Ltd. (The) Community bank and specialized international financial services	72,829	2,158,651
First Busey Corp. Multi-bank holding company	91,792	2,320,502
Great Southern Bancorp, Inc. Real estate, commercial real estate, commercial business, consumer, and construction loans	46,532	2,649,997
Lakeland Financial Corp. Bank holding company	48,935	2,152,161
Trico Bancshares Holding company for Tri Counties Bank	49,262	1,788,211
Total		11,069,522
Capital Markets 3.1%
Ares Management Corp., Class A Asset management firm	105,978	2,841,270
Hamilton Lane, Inc., Class A Private market investment solutions	45,131	2,570,662
Houlihan Lokey, Inc. Investment bank	74,502	3,360,040
Total		8,771,972
Consumer Finance 1.1%
FirstCash, Inc. Owns and operates pawn stores	35,904	3,291,320
Insurance 1.1%
Palomar Holdings, Inc.(a) Insurance services	78,686	3,101,802
Thrifts & Mortgage Finance 2.8%
Merchants Bancorp Bank holding company	205,938	3,406,215
Walker & Dunlop, Inc. Commercial real estate financial services	82,940	4,638,834
Total		8,045,049
Total Financials		34,279,665
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 23.4%
Biotechnology 9.4%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	71,471	2,315,660
Amicus Therapeutics, Inc.(a) Orally-administered, small molecule drugs to treat human genetic diseases	318,538	2,554,675
Anika Therapeutics, Inc.(a) Integrated orthopedic medicines company	55,400	3,040,906
Argenx SE, ADR(a) Anitbody based therapies	19,083	2,174,699
Fate Therapeutics, Inc.(a) Biotechnology services	102,592	1,593,254
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	43,902	2,977,434
Immunomedics, Inc.(a) Diagnostic imaging and therapeutic products	179,001	2,373,553
Intercept Pharmaceuticals, Inc.(a) Biopharmaceutical products	46,366	3,076,848
Kiniksa Pharmaceuticals Ltd., Class A(a) Clinical-stage biopharmaceutical company	207,729	1,767,774
MacroGenics, Inc.(a) Treatments for autoimmune disorders, cancer and infectious diseases	182,846	2,333,115
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	58,043	2,483,079
Total		26,690,997
Health Care Equipment & Supplies 5.8%
Atrion Corp. Medical products and components	4,646	3,620,024
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	229,919	2,869,389
iRhythm Technologies, Inc.(a) Medical instruments	21,840	1,618,562
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	21,108	2,838,815
SI-BONE, Inc.(a) Medical devices	143,341	2,532,835
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	75,180	3,181,618
Total		16,661,243

14	Columbia Acorn USA® | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 5.4%
Chemed Corp. Hospice and palliative care services	6,858	2,863,695
Hanger, Inc.(a) Orthotics and prosthetics	92,598	1,887,147
HealthEquity, Inc.(a) Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	69,426	3,967,349
National Research Corp., Class A Survey-based healthcare performance, analysis and tracking	82,412	4,759,293
Tivity Health, Inc.(a) Health fitness solutions	115,179	1,915,427
Total		15,392,911
Life Sciences Tools & Services 0.8%
NanoString Technologies, Inc.(a) Translational research and molecular diagnostics	110,729	2,390,639
Pharmaceuticals 2.0%
GW Pharmaceuticals PLC, ADR(a) Cannabinoid prescription medicines	15,467	1,779,169
Optinose, Inc.(a),(b) Health care services	219,764	1,538,348
Theravance Biopharma, Inc.(a) Small molecule medicines	127,161	2,477,096
Total		5,794,613
Total Health Care		66,930,403
Industrials 14.7%
Aerospace & Defense 1.5%
BWX Technologies, Inc. Nuclear components and fuel	73,400	4,199,214
Commercial Services & Supplies 3.5%
Brink’s Co. (The) Provides security services globally	35,783	2,968,200
Knoll, Inc. Branded office furniture products and textiles	115,784	2,935,124
Unifirst Corp. Workplace uniforms and protective clothing	21,281	4,152,349
Total		10,055,673
Electrical Equipment 1.1%
Atkore International Group, Inc.(a) Metal products and electrical raceway solutions	100,778	3,058,612
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.5%
ITT, Inc. Engineered components & customized technology solutions	72,784	4,453,653
SPX Corp.(a) Engineered products and technologies	68,139	2,726,242
Total		7,179,895
Professional Services 2.4%
Exponent, Inc. Science and engineering consulting firm	54,225	3,790,328
ICF International, Inc. Management, technology, policy consulting, and implementation services	37,456	3,163,908
Total		6,954,236
Road & Rail 1.6%
Saia, Inc.(a) Trucking transportation	49,979	4,683,032
Trading Companies & Distributors 2.1%
Air Lease Corp. Aircraft leasing company	81,752	3,418,869
SiteOne Landscape Supply, Inc.(a) Landscape supplies	34,063	2,521,343
Total		5,940,212
Total Industrials		42,070,874
Information Technology 17.3%
Electronic Equipment, Instruments & Components 2.7%
Badger Meter, Inc. Flow measurement and control solutions	51,509	2,766,033
ePlus, Inc.(a) Provides IT hardware, software and services	33,082	2,517,209
Rogers Corp.(a) Specialty materials and components for applications	17,633	2,410,608
Total		7,693,850
IT Services 2.2%
Endava PLC, ADR(a) IT services	80,726	3,055,479
Science Applications International Corp. Scientific, Engineering and technology consulting services	35,878	3,133,944
Total		6,189,423

Columbia Acorn USA® | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.5%
Advanced Energy Industries, Inc.(a) Engineered precision power conversion, measurement and control solutions	63,797	3,662,586
Impinj, Inc.(a) Radio-frequency identification solutions	42,276	1,303,369
Inphi Corp.(a) Analog semiconductor solutions	38,981	2,379,790
MKS Instruments, Inc. Instruments and components used to control and analyze gases in semiconductor manufacturing	26,879	2,480,394
Rudolph Technologies, Inc.(a) Systems and software used by semiconductor device manufacturers worldwide	84,917	2,238,412
Semtech Corp.(a) Analog and mixed-signal semiconductors	76,961	3,741,074
Total		15,805,625
Software 6.9%
Blackline, Inc.(a) Develops and markets enterprise software	45,785	2,188,981
CyberArk Software Ltd.(a) IT security solutions	29,402	2,934,908
j2 Global, Inc. Cloud-based communications and storage messaging services	39,199	3,560,053
Manhattan Associates, Inc.(a) Information technology solutions for distribution centers	43,953	3,545,688
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	63,507	2,265,295
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	31,677	2,498,365
Qualys, Inc.(a) Information technology security risk and compliance management solutions	37,316	2,819,970
Total		19,813,260
Total Information Technology		49,502,158
Materials 2.0%
Chemicals 2.0%
Ingevity Corp.(a) Specialty chemicals	30,531	2,590,250
PolyOne Corp. International polymer services company	95,983	3,133,845
Total		5,724,095
Total Materials		5,724,095
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.6%
Equity Real Estate Investment Trusts (REITS) 1.9%
Coresite Realty Corp. Develops, owns & operates data centers	17,138	2,088,265
UMH Properties, Inc. Real estate investment trust	241,362	3,398,377
Total		5,486,642
Real Estate Management & Development 1.7%
Colliers International Group, Inc. Commercial real estate, residential property management and property services	29,513	2,214,951
FirstService Corp. Real estate services	25,539	2,619,535
Total		4,834,486
Total Real Estate		10,321,128
Total Common Stocks (Cost: $237,846,879)		270,354,353

Limited Partnerships 2.2%

Consumer Discretionary 2.2%
Hotels, Restaurants & Leisure 2.2%
Cedar Fair LP Owns and operates amusement parks	106,761	6,230,572
Total Consumer Discretionary		6,230,572
Total Limited Partnerships (Cost: $5,602,364)		6,230,572

Securities Lending Collateral 0.3%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.854%(c),(d)	756,705	756,705
Total Securities Lending Collateral (Cost: $756,705)		756,705

Money Market Funds 2.8%

Columbia Short-Term Cash Fund, 2.073%(c),(e)	8,148,715	8,147,900
Total Money Market Funds (Cost: $8,147,900)		8,147,900
Total Investments in Securities (Cost $252,353,848)		285,489,530
Obligation to Return Collateral for Securities Loaned		(756,705)
Other Assets & Liabilities, Net		919,889
Net Assets		$285,652,714

16	Columbia Acorn USA® | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2019 (Unaudited)
At September 30, 2019, securities and/or cash totaling $256,750 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	79	12/2019	USD	6,023,750	—	(230,875)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $706,552.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	6,552,142	129,573,461	(127,976,888)	8,148,715	(291)	—	172,498	8,147,900
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn USA® | Quarterly Report 2019	17

Portfolio of Investments
Columbia Acorn International SelectSM, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Australia 2.1%
Star Entertainment Group Ltd. (The) Casinos and hotels	979,318	2,884,052
Brazil 3.9%
Sul America SA Full service insurance company	202,300	2,323,922
TOTVS SA Software solutions	213,600	2,969,358
Total		5,293,280
Canada 6.1%
CAE, Inc. Training solutions based on simulation technology and integrated training services	107,398	2,728,623
CCL Industries, Inc. Manufacturing services and specialty packaging products for the non-durable consumer products market	136,292	5,497,562
Total		8,226,185
China 6.3%
NetEase, Inc., ADR Internet technology company that develops applications, services and Internet technologies	11,348	3,020,611
New Oriental Education & Technology Group, Inc., ADR(a) Educational services	49,535	5,486,496
Total		8,507,107
France 2.4%
Legrand SA Products and systems for electrical installations and information networks	46,503	3,317,381
Germany 6.6%
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	16,713	4,440,936
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	90,186	4,595,336
Total		9,036,272
Common Stocks (continued)
Issuer	Shares	Value ($)
India 3.8%
Cholamandalam Investment and Finance Co., Ltd. Financial services provider	725,418	3,153,510
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	530,012	1,986,844
Total		5,140,354
Italy 3.6%
Davide Campari-Milano SpA Global producer & distributor of branded spirits, wines and soft drinks	287,563	2,597,540
Freni Brembo SpA(b) Braking systems and components	237,539	2,315,833
Total		4,913,373
Japan 20.2%
Aeon Credit Service Co., Ltd. Credit card company	190,100	2,874,275
Aeon Mall Co., Ltd. Large-scale shopping malls	208,400	3,297,162
CyberAgent, Inc. Operates websites, internet advertising agency and creates PC and mobile contents	67,400	2,598,085
Fuji Oil Holdings, Inc. Specialty vegetable oils and fats	99,200	2,885,369
Hikari Tsushin, Inc. Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	14,300	3,102,293
Obic Co., Ltd. Computer system integration, office automation, consultation, and system support services	26,700	3,059,598
Recruit Holdings Co., Ltd. Information providing services in human resource, housing, bridal, travel, restaurants, beauty, automobiles, and education and more	132,200	4,039,173
Santen Pharmaceutical Co., Ltd. Ophthalmic medicine	154,800	2,705,224
Sekisui Chemical Co., Ltd. Unit residential houses in addition to parcels of land	184,600	2,872,760
Total		27,433,939
Malta 2.2%
Kindred Group PLC Online gambling services	500,166	2,919,263
18	Columbia Acorn International SelectSM | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 6.0%
Koninklijke Philips NV Health technology focused on improving people’s health	156,247	7,220,031
Prosus NV(a) Investment company	12,234	898,075
Total		8,118,106
Singapore 2.3%
Mapletree Commercial Trust Singapore-focused real estate investment trust	1,918,800	3,180,802
South Africa 1.4%
Naspers Ltd., Class N Electronic and print media industries	12,234	1,852,340
South Korea 4.8%
Korea Investment Holdings Co., Ltd. Financial holding company	46,300	2,908,778
Korea Zinc Co. Ltd. Non-ferrous metal smelting	9,590	3,589,554
Total		6,498,332
Sweden 6.3%
Hexagon AB, Class B Design, measurement and visualisation technologies	118,482	5,707,289
Trelleborg AB, Class B Manufactures and distributes industrial products	206,212	2,891,199
Total		8,598,488
Switzerland 4.7%
Belimo Holding AG, Registered Shares Manufactures heating, ventilation and air conditioning equipment	538	2,959,675
Partners Group Holding AG Global private markets asset management firm	4,548	3,492,666
Total		6,452,341
Taiwan 2.2%
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	21,000	3,003,860
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 12.5%
Croda International PLC Diverse range of chemicals and chemical products	48,289	2,884,587
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	170,810	4,134,528
Rentokil Initial PLC Fully integrated facilities management and essential support services	741,061	4,260,682
Rightmove PLC Website that lists properties across Britain	411,766	2,786,105
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	31,024	2,988,967
Total		17,054,869
Total Common Stocks (Cost: $107,467,942)		132,430,344

Preferred Stocks 1.9%
Issuer	Shares	Value ($)
Germany 1.9%
Sartorius AG Precision electronic equipment and components	14,563	2,654,985
Total Preferred Stocks (Cost: $1,434,455)		2,654,985

Securities Lending Collateral 0.8%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.854%(c),(d)	1,030,000	1,030,000
Total Securities Lending Collateral (Cost: $1,030,000)		1,030,000

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 2.073%(c),(e)	1,332,640	1,332,507
Total Money Market Funds (Cost: $1,332,507)		1,332,507
Total Investments in Securities (Cost: $111,264,904)		137,447,836
Obligation to Return Collateral for Securities Loaned		(1,030,000)
Other Assets & Liabilities, Net		(430,339)
Net Assets		$135,987,497

Columbia Acorn International SelectSM | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $974,639.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	3,482,775	35,416,306	(37,566,441)	1,332,640	(28)	—	63,978	1,332,507
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Columbia Acorn International SelectSM | Quarterly Report 2019

Portfolio of Investments
Columbia Acorn SelectSM, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 5.7%
Entertainment 5.7%
Madison Square Garden Co. (The), Class A(a) Sports, entertainment and media	19,523	5,144,701
Zynga, Inc., Class A(a) Social gaming company	1,521,899	8,857,452
Total		14,002,153
Total Communication Services		14,002,153
Consumer Discretionary 12.6%
Auto Components 3.4%
Dorman Products, Inc.(a) Automotive products and home hardware	106,179	8,445,478
Diversified Consumer Services 0.2%
Grand Canyon Education, Inc.(a) Online post secondary education	4,028	395,549
Internet & Direct Marketing Retail 3.7%
Wayfair, Inc., Class A(a) Retails household goods online	80,250	8,997,630
Specialty Retail 5.3%
Five Below, Inc.(a) Specialty value retailer	63,000	7,944,300
Ulta Beauty, Inc.(a) Chain of beauty stores	20,500	5,138,325
Total		13,082,625
Total Consumer Discretionary		30,921,282
Consumer Staples 2.4%
Personal Products 2.4%
Inter Parfums, Inc. Fragrances and related products	82,400	5,765,528
Total Consumer Staples		5,765,528
Financials 9.6%
Banks 3.8%
SVB Financial Group(a) Holding company for Silicon Valley Bank	45,137	9,431,376
Capital Markets 2.9%
Ares Management Corp., Class A Asset management firm	262,467	7,036,741
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 2.9%
Walker & Dunlop, Inc. Commercial real estate financial services	126,500	7,075,145
Total Financials		23,543,262
Health Care 27.5%
Biotechnology 5.0%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	99,800	3,233,520
Seattle Genetics, Inc.(a) Monoclonal antibody-based drugs to treat cancer and related diseases	70,411	6,013,099
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	68,070	2,912,035
Total		12,158,654
Health Care Equipment & Supplies 10.7%
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	408,000	5,091,840
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	70,312	10,461,722
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	36,191	4,867,328
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	137,561	5,821,582
Total		26,242,472
Health Care Providers & Services 8.0%
Chemed Corp. Hospice and palliative care services	21,086	8,804,881
Encompass Health Corp. Inpatient rehabilitative healthcare services	171,405	10,846,508
Total		19,651,389
Life Sciences Tools & Services 2.4%
Pra Health Sciences, Inc.(a) Global contract research organization	59,988	5,952,609
Pharmaceuticals 1.4%
Optinose, Inc.(a),(b) Health care services	480,742	3,365,194
Total Health Care		67,370,318
Columbia Acorn SelectSM | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 12.0%
Construction & Engineering 3.3%
Comfort Systems U.S.A., Inc. Heating, ventilation and air conditioning systems	185,138	8,188,654
Machinery 5.6%
ITT, Inc. Engineered components & customized technology solutions	133,376	8,161,278
SPX Corp.(a) Engineered products and technologies	136,000	5,441,360
Total		13,602,638
Trading Companies & Distributors 3.1%
Air Lease Corp. Aircraft leasing company	178,599	7,469,010
Total Industrials		29,260,302
Information Technology 25.0%
Electronic Equipment, Instruments & Components 2.4%
Cognex Corp. Machine vision systems	122,286	6,007,911
IT Services 11.7%
Black Knight, Inc.(a) Integrated technology, work flow automation, data and analytic solutions	173,162	10,573,272
Booz Allen Hamilton Holdings Corp. Technology consulting services to the U.S. government in the defense, intelligence, and civil markets	39,988	2,839,948
Gartner, Inc.(a) Research and analysis on computer hardware, software, communications, and information technology	41,289	5,903,914
GoDaddy, Inc., Class A(a) Cloud-based web platform for small businesses, web design professionals and individuals	139,898	9,230,470
Total		28,547,604
Semiconductors & Semiconductor Equipment 3.5%
MKS Instruments, Inc. Instruments and components used to control and analyze gases in semiconductor manufacturing	91,715	8,463,460
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 7.4%
Cadence Design Systems, Inc.(a) Software technology, design and consulting services and technology	91,400	6,039,712
New Relic, Inc.(a) Cloud based application performance management solutions	96,202	5,911,613
Qualys, Inc.(a) Information technology security risk and compliance management solutions	81,490	6,158,199
Total		18,109,524
Total Information Technology		61,128,499
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 3.2%
UMH Properties, Inc. Real estate investment trust	553,148	7,788,324
Total Real Estate		7,788,324
Total Common Stocks (Cost: $222,199,952)		239,779,668

Securities Lending Collateral 0.4%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.854%(c),(d)	1,066,040	1,066,040
Total Securities Lending Collateral (Cost: $1,066,040)		1,066,040

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 2.073%(c),(e)	4,465,855	4,465,408
Total Money Market Funds (Cost: $4,465,408)		4,465,408
Total Investments in Securities (Cost $227,731,400)		245,311,116
Obligation to Return Collateral for Securities Loaned		(1,066,040)
Other Assets & Liabilities, Net		549,943
Net Assets		$244,795,019

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $996,100.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
22	Columbia Acorn SelectSM | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	5,598,686	145,256,401	(146,389,232)	4,465,855	(286)	—	99,797	4,465,408
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn SelectSM | Quarterly Report 2019	23

Portfolio of Investments
Columbia Thermostat FundSM, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 29.6%
Issuer	Shares	Value ($)
Dividend Income 3.0%
Columbia Dividend Income Fund, Institutional 3 Class(a)	879,949	20,863,591
Total Dividend Income		20,863,591
International Small Mid Cap 3.0%
Columbia Acorn International®, Institutional 3 Class(a)	640,473	20,636,041
Total International Small Mid Cap		20,636,041
U.S. Large Cap 17.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	776,414	20,691,430
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	867,924	20,699,990
Columbia Large Cap Index Fund, Institutional 3 Class(a)	1,694,030	82,855,018
Total U.S. Large Cap		124,246,438
U.S. Mid Cap 2.9%
Columbia Acorn SelectSM, Institutional 3 Class(a),(b)	1,432,790	20,503,229
Total U.S. Mid Cap		20,503,229
U.S. Small Mid Cap 2.9%
Columbia Acorn® Fund, Institutional 3 Class(a),(b)	1,324,518	20,609,489
Total U.S. Small Mid Cap		20,609,489
Total Equity Funds (Cost: $185,769,276)		206,858,788

Exchange-Traded Funds 7.0%

Columbia Diversified Fixed Income Allocation ETF(a)	2,336,789	48,605,211
Total Exchange-Traded Funds (Cost: $45,763,428)		48,605,211

Fixed-Income Funds 62.8%
Issuer	Shares	Value ($)
Inflation Protected Securities 7.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a),(b)	4,996,663	48,517,604
Total Inflation Protected Securities		48,517,604
Investment Grade 55.8%
Columbia Corporate Income Fund, Institutional 3 Class(a)	4,584,153	48,912,910
Columbia Quality Income Fund, Institutional 3 Class(a)	17,588,239	97,438,843
Columbia Short Term Bond Fund, Institutional 3 Class(a)	7,293,488	73,007,821
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	14,727,029	170,833,532
Total Investment Grades		390,193,106
Total Fixed-Income Funds (Cost: $422,526,111)		438,710,710

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(c)	5,101,379	5,100,869
Total Money Market Funds (Cost: $5,100,869)		5,100,869
Total Investments in Securities (Cost $659,159,684)		699,275,578
Other Assets & Liabilities, Net		(452,965)
Net Assets		$698,822,613
24	Columbia Thermostat FundSM | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Capital gain distributions — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Acorn International®, Institutional 3 Class
	310,169	1,469,419	(1,139,115)	640,473	740,144	941,806	96,646	1,731,093	20,636,041
Columbia Acorn SelectSM, Institutional 3 Class
	675,954	3,406,399	(2,649,563)	1,432,790	943,860	2,034,662	—	569,644	20,503,229
Columbia Acorn® Fund, Institutional 3 Class
	626,508	3,075,198	(2,377,188)	1,324,518	562,884	1,718,848	—	1,249,915	20,609,489
Columbia Contrarian Core Fund, Institutional 3 Class
	405,496	1,898,345	(1,527,427)	776,414	1,957,188	2,658,250	—	—	20,691,430
Columbia Corporate Income Fund, Institutional 3 Class
	5,784,658	3,760,199	(4,960,704)	4,584,153	64,636	4,686,919	1,270,313	—	48,912,910
Columbia Diversified Fixed Income Allocation ETF
	2,936,569	1,893,892	(2,493,672)	2,336,789	(115,631)	4,244,434	1,152,868	—	48,605,211
Columbia Dividend Income Fund, Institutional 3 Class
	453,812	2,107,016	(1,680,879)	879,949	1,903,362	2,158,158	317,621	—	20,863,591
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	—	6,655,335	(1,658,672)	4,996,663	170,510	1,313,198	—	—	48,517,604
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	425,513	2,080,421	(1,638,010)	867,924	1,389,690	1,822,120	—	507,514	20,699,990
Columbia Large Cap Index Fund, Institutional 3 Class
	834,492	4,085,903	(3,226,365)	1,694,030	1,402,011	9,956,424	397,360	6,306,085	82,855,018
Columbia Quality Income Fund, Institutional 3 Class
	20,836,213	15,194,505	(18,442,479)	17,588,239	175,448	3,387,516	2,359,343	—	97,438,843
Columbia Short Term Bond Fund, Institutional 3 Class
	14,104,862	8,375,316	(15,186,690)	7,293,488	364,531	1,684,911	2,485,383	—	73,007,821
Columbia Short-Term Cash Fund, 2.073%
	—	85,853,050	(80,751,671)	5,101,379	389	—	84,840	—	5,100,869
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	17,758,369	12,774,229	(15,805,569)	14,727,029	2,343,312	7,169,712	2,691,558	—	170,833,532
Total of Affiliated Transactions					11,902,334	43,776,958	10,855,932	10,364,251	699,275,578

(b)	Non-income producing security.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Thermostat FundSM | Quarterly Report 2019	25

Portfolio of Investments
Columbia Acorn Emerging Markets FundSM, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Brazil 11.3%
Iguatemi Empresa de Shopping Centers SA Shopping centers throughout Brazil	25,000	285,142
Localiza Rent a Car SA Rents automobiles	148,100	1,620,387
Multiplan Empreendimentos Imobiliarios SA Builds and markets real estate	78,000	541,220
Notre Dame Intermedica Participacoes SA Managed health care services	70,000	918,182
Sul America SA Full service insurance company	141,200	1,622,035
TOTVS SA Software solutions	78,000	1,084,316
Total		6,071,282
Cambodia 3.2%
NagaCorp Ltd. Leisure and tourism company	1,109,000	1,734,565
Canada 0.5%
Parex Resources, Inc.(a) Oil and gas exploration and production	18,500	283,466
China 7.6%
3SBio, Inc.(a) Mammalian cell-based biopharmaceuticals	117,000	193,484
51job, Inc., ADR(a) Integrated human resource services	7,057	522,218
58.Com, Inc., ADR(a) Local life service platform	6,700	330,377
China Medical System Holdings Ltd. Pharmaceutical and medical products	597,000	709,092
New Oriental Education & Technology Group, Inc., ADR(a) Educational services	14,431	1,598,378
TravelSky Technology Ltd., Class H IT solutions for China’s air travel and tourism industries	122,000	253,340
Xiabuxiabu Catering Management China Holdings Co., Ltd. Chain of restaurants in China	348,500	461,670
Total		4,068,559
Egypt 1.8%
Commercial International Bank of Egypt Provides a range of financial services	203,591	969,934
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 5.6%
ASM Pacific Technology Ltd. Machines, tools & materials used in the semiconductor industry	34,700	423,389
Stella International Holdings Ltd. Footwear products	369,500	575,156
Value Partners Group Ltd. Independent, value oriented asset management group	1,058,000	533,647
Vitasoy International Holdings Ltd. Food and beverages	360,000	1,459,239
Total		2,991,431
India 10.4%
Cholamandalam Investment and Finance Co., Ltd. Financial services provider	323,755	1,407,416
GRUH Finance Ltd. Provides a range of home loans as well as insurance products	179,199	682,148
Havells India Ltd. Manufactures electrical products	58,028	588,664
Info Edge India Ltd. Online job posting website	11,400	325,367
PI Industries Ltd. Agricultural and fine chemicals and polymers	54,642	1,007,775
Shriram Transport Finance Co., Ltd. Finance for trucks	18,000	272,221
Tube Investments of India Ltd. Fabricated metal products	53,000	287,253
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	271,889	1,019,224
Total		5,590,068
Indonesia 3.8%
PT Link Net Tbk High-speed internet connection through fiber optic lines	3,135,800	905,726
PT Tower Bersama Infrastructure Tbk Telecommunication infrastructure services to Indonesian wireless carriers	2,707,300	1,168,736
Total		2,074,462
Malaysia 1.0%
AEON Credit Service M Bhd Consumer financing products	150,000	522,331
26	Columbia Acorn Emerging Markets FundSM | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 3.9%
Corporación Inmobiliaria Vesta SAB de CV Real estate owner, developer and asset administrator	448,000	687,415
Qualitas Controladora SAB de CV Insurance holding company	393,459	1,404,043
Total		2,091,458
Philippines 2.5%
D&L Industries, Inc. Customized raw materials	1,619,400	278,076
Security Bank Corp. Financial products & services	215,530	819,469
Universal Robina Corp. Branded consumer foods	80,000	240,740
Total		1,338,285
Poland 1.7%
KRUK SA Debt collection services	23,703	894,899
Russian Federation 2.1%
TCS Group Holding PLC, GDR Online retail financial services	65,474	1,145,795
South Africa 5.3%
Clicks Group Ltd. Owns and operates chains of retail stores	79,544	1,129,162
Famous Brands Ltd. Food and beverage company	102,438	551,116
PSG Group Ltd. Diversified financial services	82,879	1,155,617
Total		2,835,895
South Korea 13.8%
DoubleUGames Co., Ltd. Online and mobile games	35,000	1,615,693
KEPCO Plant Service & Engineering Co., Ltd. Power Plant & Grid Maintenance	29,000	837,557
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	25,500	1,894,904
Korea Investment Holdings Co., Ltd. Financial holding company	26,249	1,649,082
Korea Zinc Co. Ltd. Non-ferrous metal smelting	3,821	1,430,207
Total		7,427,443
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 17.2%
Basso Industry Corp. Pneumatic nailers and staplers	531,000	838,366
Chailease Holding Co., Ltd. Financing services	89,420	361,129
Getac Technology Corp. Laptops	95,000	143,092
Gourmet Master Co., Ltd. Coffee & bakery cafes	143,088	659,565
Grape King Bio Ltd. Beverages, nutrition, pharmaceuticals, syrups and hair care products	122,000	727,262
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	9,000	1,287,369
Parade Technologies Ltd. Fabless semiconductor company	92,000	1,599,626
Silergy Corp. High performance analog integrated circuits	30,000	743,996
Sinbon Electronics Co., Ltd. Cable, connectors & modems	428,000	1,661,204
Voltronic Power Technology Corp. Uninterruptible power supply products, inverters, multiple surface mounted devices and other power products	59,850	1,234,485
Total		9,256,094
Thailand 4.0%
Bangkok Chain Hospital PCL, Foreign Registered Shares Chain of hospitals in Thailand	1,574,000	812,825
Mega Lifesciences PCL, Foreign Registered Shares Nutritional and herbal supplement, OTC and ethical drugs	630,000	642,936
Muangthai Capital PCL, Foreign Registered Shares Commercial lending company	374,700	699,064
Total		2,154,825
Turkey 1.1%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise resource planning software	82,949	588,892
United Kingdom 0.7%
ASA International Group PLC Micro financing company	87,500	376,550
Total Common Stocks (Cost: $45,577,947)		52,416,234

Columbia Acorn Emerging Markets FundSM | Quarterly Report 2019	27

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, September 30, 2019 (Unaudited)
Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	1,492,410	1,492,261
Total Money Market Funds (Cost: $1,492,261)		1,492,261
Total Investments in Securities (Cost: $47,070,208)		53,908,495
Other Assets & Liabilities, Net		(163,191)
Net Assets		$53,745,304
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	1,107,016	15,836,044	(15,450,650)	1,492,410	19	—	28,240	1,492,261
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
28	Columbia Acorn Emerging Markets FundSM | Quarterly Report 2019

Portfolio of Investments
Columbia Acorn European FundSM, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Belgium 1.4%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	14,816	1,027,584
Denmark 4.4%
ALK-Abello AS(a) Pharmaceuticals for allergy vaccinations	4,358	896,419
SimCorp AS Global provider of highly specialised software for the investment management industry	27,294	2,397,193
Total		3,293,612
France 3.5%
Akka Technologies High-technology engineering consulting services	26,736	1,841,253
Robertet SA Liquid flavorings, perfumes and associated natural aromatic ingredients	964	771,223
Total		2,612,476
Germany 20.4%
Corestate Capital Holding SA(a) Real estate investment company	20,447	753,274
Deutsche Beteiligungs AG Private equity company, investing in domestic medium-sized companies	20,164	762,628
Eckert & Ziegler Strahlen- und Medizintechnik AG Equipment for the pharmaceutical industry	3,909	663,104
Hypoport AG(a) Technology service provider	1,904	473,942
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	8,175	2,172,241
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	53,763	2,739,439
Rational AG Food preparation appliances/processors and kitchen accessories	3,355	2,405,854
Stroeer SE & Co. KGaA Digital multi-channel media company	25,092	1,910,494
Varta AG(a) Manufactures and markets a wide range of industrial, commercial and miniaturized batteries	27,548	2,717,760
Common Stocks (continued)
Issuer	Shares	Value ($)
Washtec AG Car, truck and railroad car washing systems	13,288	684,334
Total		15,283,070
Ireland 1.7%
UDG Healthcare PLC Commercialisation solutions for health care companies	135,847	1,252,794
Italy 7.2%
Amplifon SpA Hearing aids	36,526	896,118
Carel Industries SpA Control solutions for HVAC and humidification systems	94,802	1,403,214
Davide Campari-Milano SpA Global producer & distributor of branded spirits, wines and soft drinks	78,908	712,772
Freni Brembo SpA(b) Braking systems and components	115,999	1,130,906
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	17,274	1,208,808
Total		5,351,818
Malta 1.6%
Kindred Group PLC Online gambling services	207,318	1,210,030
Netherlands 3.5%
Aalberts NV Industrial services and flow control systems	20,883	826,987
IMCD NV Specialty chemicals and food ingredients	23,892	1,765,630
Total		2,592,617
Norway 0.4%
Atea ASA(a) Nordic and Baltic supplier of IT infrastructure	22,076	283,908
Poland 1.2%
KRUK SA Debt collection services	23,766	897,277
Russian Federation 1.0%
TCS Group Holding PLC, GDR Online retail financial services	42,033	735,577
Spain 2.9%
Befesa SA Waste recycling services	18,177	649,432
Columbia Acorn European FundSM | Quarterly Report 2019	29

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
eDreams ODIGEO SA(a) Online travel company	335,288	1,560,460
Total		2,209,892
Sweden 13.9%
AddTech AB, Class B High-tech industrial components and systems	57,118	1,484,638
Dustin Group AB IT products and related services	45,256	361,814
Hexagon AB, Class B Design, measurement and visualisation technologies	29,378	1,415,141
Sectra AB, Class B(b) Medical and communication systems	95,712	3,153,992
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	92,555	2,627,961
Trelleborg AB, Class B Manufactures and distributes industrial products	97,984	1,373,786
Total		10,417,332
Switzerland 7.9%
Belimo Holding AG, Registered Shares Manufactures heating, ventilation and air conditioning equipment	455	2,503,071
Inficon Holding AG Vacuum instruments used to monitor and control production processes	1,409	913,586
Kardex AG Storage, warehouse and materials handling systems	9,685	1,337,274
Partners Group Holding AG Global private markets asset management firm	1,539	1,181,885
Total		5,935,816
Turkey 0.9%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise resource planning software	91,257	647,874
Ukraine 0.5%
Kernel Holding SA Diversified agri-business	35,300	387,451
United Kingdom 24.9%
Abcam PLC Research-grade antibodies via an online catalog	50,000	704,596
Ascential PLC Media and consultancy services	227,785	1,061,991
Croda International PLC Diverse range of chemicals and chemical products	14,647	874,952
Dechra Pharmaceuticals PLC International veterinary pharmaceuticals	54,802	1,865,441
Common Stocks (continued)
Issuer	Shares	Value ($)
GW Pharmaceuticals PLC, ADR(a) Cannabinoid prescription medicines	4,248	488,647
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	95,502	2,311,666
Intermediate Capital Group PLC Private equity firm	104,157	1,862,490
Rentokil Initial PLC Fully integrated facilities management and essential support services	484,273	2,784,296
Rightmove PLC Website that lists properties across Britain	231,336	1,565,273
Safestore Holdings PLC Self storage facilities	192,725	1,584,111
Spectris PLC Products for electronic control and process instrumentation sectors	23,000	690,409
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	20,077	1,934,293
WH Smith PLC Retails books, magazines, newspapers, and periodicals	37,196	908,888
Total		18,637,053
Total Common Stocks (Cost: $55,773,545)		72,776,181

Preferred Stocks 1.0%
Issuer	Shares	Value ($)
Germany 1.0%
Sartorius AG Precision electronic equipment and components	4,216	768,621
Total Preferred Stocks (Cost: $407,812)		768,621

Securities Lending Collateral 2.2%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.854%(c),(d)	1,612,976	1,612,976
Total Securities Lending Collateral (Cost: $1,612,976)		1,612,976

30	Columbia Acorn European FundSM | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, September 30, 2019 (Unaudited)
Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(c),(e)	963,058	962,961
Total Money Market Funds (Cost: $962,961)		962,961
Total Investments in Securities (Cost: $58,757,294)		76,120,739
Obligation to Return Collateral for Securities Loaned		(1,612,976)
Other Assets & Liabilities, Net		280,041
Net Assets		$74,787,804
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $1,513,936.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	133,396	20,458,084	(19,628,422)	963,058	(54)	—	22,539	962,961
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn European FundSM | Quarterly Report 2019	31